Fair Value Measurements (Details) - Schedule of Fair Value Measurements - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Assets:
U.S. Treasury Securities	$ 26,974,295	$ 205,927,087	$ 202,006,302
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	300,000	300,000	4,800,000
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability
Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Assets:
U.S. Treasury Securities
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 240,000	$ 240,000	$ 4,192,000